Document and Entity Information	Jan. 06, 2026
Cover [Abstract]
Entity Registrant Name	DAY ONE BIOPHARMACEUTICALS, INC.
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by Day One Biopharmaceuticals, Inc. (“Parent”) on January 6, 2026 (the “Original Report”), in which Parent reported, among other events, the completion of the Merger (as defined in the Original Report). This Amendment No. 1 is filed to (i) update the information in Item 9.01(a) of the Original Report to include the audited consolidated financial statements of Target (as defined in the Original Report) as of and for the years ended December 31, 2024 and December 31, 2023 and to include the unaudited interim condensed consolidated financial statements of Target as of and for the three and nine months ended September 30, 2025; and (ii) update the information in Item 9.01(b) of the Original Report to include the unaudited pro forma condensed combined financial information of Parent and Target (collectively, the "Company") as of and for the nine months ended September 30, 2025 and the year ended December 31, 2024. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.Capitalized terms used but not defined herein have the meanings given to them in the Original Report.In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01 (as amended) is included herein.
Entity Central Index Key	0001845337
Document Type	8-K/A
Document Period End Date	Jan. 06, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-40431
Entity Tax Identification Number	83-2415215
Entity Address, Address Line One	1800 Sierra Point Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(650)
Local Phone Number	484-0899
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DAWN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false